SHAREHOLDERS' EQUITY (Summary of Restricted Stock Units Activity) (Details) (RSU and RSA [Member], ILS)	12 Months Ended
	Dec. 31, 2014
RSU and RSA [Member]
Number of RSU and RSA
Outstanding at January 1, 2014	783,103
Issued	355,263
Vested	(215,831)
Forfeited	(150,970)
Outstanding at December 31, 2014	771,565
Weighted Average Exercise Price
Outstanding at January 1, 2014	1	[1]
Issued	1	[1]
Vested	1	[1]
Forfeited	1	[1]
Outstanding at December 31, 2014	1	[1]

[1]	*) Weighted average exercise price is NIS 1 (par value) which represents approximately $0.26.